Malo Holdings Corporation Merger	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Malo Holdings Corporation Merger

3. Malo Holdings Corporation Merger

As described in Note 1, Private Augmedix merged with the Malo Holdings Corporation (“Malo”) in October 2020. The Merger was accounted for as a reverse recapitalization with Private Augmedix as the accounting acquirer. This determination was primarily based on the fact that subsequent to the Merger, Private Augmedix stockholders have a majority of the voting power of the combined company, Private Augmedix comprises all of the ongoing operations of the combined entity, and Private Augmedix’s senior management comprises all of the senior management of the combined company. The primary pre-combination asset of Malo was cash. Under reverse recapitalization accounting, the assets and liabilities of Malo were recorded at their historical cost and no goodwill or intangible assets were recognized.

As part of the reverse recapitalization, the Company obtained approximately $4,000 of cash and assumed payables and accruals of approximately $56,000, of which $50,000 was paid at closing. Additionally, transaction costs of approximately $0.8 million consisting of legal, accounting, financial advisory and other professional fees were incurred and included in accumulated deficit as of December 31, 2020.

3. Malo Holdings Corporation Merger

As described in Note 1, Private Augmedix merged with the Malo Holdings Corporation (“Malo”) in October 2020. The Merger was accounted for as a reverse recapitalization with Private Augmedix as the accounting acquirer. This determination was primarily based on the fact that subsequent to the Merger, Private Augmedix stockholders have a majority of the voting power of the combined company, Private Augmedix will comprise all of the ongoing operations of the combined entity, and Private Augmedix’s senior management will comprise all of the senior management of the combined company. The primary pre-combination asset of Malo was cash. Under reverse recapitalization accounting, the assets and liabilities of Malo were recorded at their historical cost with no goodwill or intangible assets were recognized.

As part of the reverse recapitalization, the Company obtained approximately $4,000 of cash and assumed payables and accruals of approximately $56,000, of which $50,000 was paid at closing. Additionally, transaction costs of approximately $753,000 consisting of legal, accounting, financial advisory and other professional fees were expensed as incurred and are recorded in general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2020.